Basis of Preparation and Summary of Significant Accounting Policies - Summary of Reconciliation of Impairment Provision for Other Financial Assets (Detail) ₺ in Thousands	Jan. 01, 2018 TRY (₺)
Increase (decrease) due to application of IFRS 9 [member]
Disclosure of provision for impairment of other financial assets [Line items]
Amounts restated through opening retained earnings	₺ (52,951)
Other financial assets one [member]
Disclosure of provision for impairment of other financial assets [Line items]
Amounts restated through opening retained earnings	(38,384)
Other financial assets one [member] | In accordance with IAS 39 [member]
Disclosure of provision for impairment of other financial assets [Line items]
At 1 January 2018	705,440
Current year provision at profit or loss statement	427,211
Other financial assets one [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of provision for impairment of other financial assets [Line items]
At 1 January 2018	667,056
Current year provision at profit or loss statement	₺ 418,799